Property, Plant and Equipment, Net	6 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 8 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Leasehold buildings and leasehold improvement	7,850,784	7,854,744	6,121,693
Computers	67,657	70,516	54,958
Office equipment	48,315	48,315	37,655
Machinery	530,183	530,183	413,205
Furniture, fixtures & fittings	57,721	61,971	48,298
Motor vehicles	2,045,884	2,745,633	2,139,843
Subtotal	10,600,544	11,311,362	8,815,652
Less: Accumulated depreciation and amortization	(4,788,661)	(5,077,764)	(3,957,420)
Property, plant and equipment, net	5,811,883	6,233,598	4,858,232

Depreciation expenses of owned assets for the six months ended September 30, 2023 and September 30, 2024 amounted to S$269,095 and S$289,103 (US$225,316), respectively. Certain leasehold properties are pledged to the banks for the Company’s bank loans (Note 11).

No impairment loss had been recognized during the six months ended September 30, 2023 and September 30, 2024, respectively.

The carrying value of property, plant and equipment on finance lease arrangements held by the Company are summarized as follows:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Motor vehicles	1,559,976	2,189,331	1,706,282
Less: Accumulated amortization	(1,136,177)	(1,288,962)	(1,004,569)
Motor vehicles, net	423,799	900,369	701,713

Amortization expenses of assets under finance lease arrangements for the six months ended September 30, 2023 and September 30, 2024 amounted to S$116,326 and S$152,785 (US$119,075), respectively.